Condensed Financial Information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc.’s PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $64,647 (equivalent to RMB 413 million) and $61,240 (equivalent to RMB 413 million) as of March 31, 2018 and 2019, respectively.

Balance sheets

	March 31,
	2018	2019

Assets

Current assets:
Cash and cash equivalents	$259	$566
Prepaid expenses and other current assets	58	41
Amounts due from subsidiaries	26,996	23,641
Total current assets	27,313	24,248
Investments in subsidiaries	55,669	61,447
Total assets	$82,982	$85,695

Liabilities and shareholders’ equity
Current liabilities:
Accrued payroll and employee benefits	$1,590	$1,588
Other accrued liabilities	113	143
Total current liabilities	1,703	1,731
Total shareholders’ equity	81,279	83,964
Total liabilities and shareholders’ equity	$82,982	$85,695

Statements of comprehensive income

	Year ended March 31,
	2017	2018	2019
Equity in earnings of subsidiaries	$3,211	$7,586	$5,778
Operating expenses	1,835	1,396	1,505
Income before income taxes	1,376	6,190	4,273
Income taxes	-	-	-
Net income	1,376	6,190	4,273
Share of other comprehensive income (loss) of subsidiaries	11	-	-
Total comprehensive income	$1,387	$6,190	$4,273

Statements of cash flows

	Year ended March 31,
	2017	2018	2019
Cash flows from operating activities
Net income	$1,376	$6,190	$4,273
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings of subsidiaries	(3,211)	(7,586)	(5,778)
Depreciation	17	-	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	46	(28)	17
Amounts due from subsidiaries	3,841	2,625	3,355
Accrued payroll and employee benefits	362	2	(2)
Other accrued liabilities	5	(6)	30
Net cash provided by operating activities	2,436	1,197	1,895

Cash flows from financing activities
Dividends paid	(2,248)	(1,112)	(1,588)
Repurchase of common stock	(308)	-	-
Net cash used in financing activities	(2,556)	(1,112)	(1,588)

Net (decrease) increase in cash and cash equivalents	(120)	85	307
Cash and cash equivalents, beginning of year	294	174	259
Cash and cash equivalents, end of year	$174	$259	$566

a)	Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.’s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company’s consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 “Investment-Equity Method and Joint Ventures”. Such investment is presented on the balance sheets as “Investments in subsidiaries” and share of the subsidiaries’ profit or loss as “Equity in earnings (loss) of subsidiaries”, on the statements of comprehensive income (loss).

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 31, 2017, 2018 and 2019, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)	Related party transactions

For the years ended March 31, 2017, 2018 and 2019, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.